Schedule of Accounts Receivable (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022
Accounts receivable	$ 464,580	$ 412,359	$ 300,257
Less: Allowance for doubtful accounts	(127,929)	(125,035)	(107,013)	$ (108,347)
Accounts receivable, net	$ 336,651	$ 287,324	$ 193,245